July 27, 2020

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:

The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of ETF Opportunities Trust (the “Trust”) (File Nos. 333-234544 and 811-23439)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Pre-Effective Amendment No. 2 under the Securities Act and Amendment No. 2 under the 1940 Act to the Registration Statement (the “Amendment”) on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”).  The Amendment is being filed for the purpose of addressing comments received by the Staff of the Securities and Exchange Commission with respect to Pre-Effective No. 1 registration statement filed for the Trust on June 15, 2020.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively
On behalf of Practus, LLP